Shareholders’ Equity (Details) - Schedule of Equity-Based Compensation Expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 4,867	$ 3,784
Research and development [Member]
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	3,330	2,536
Marketing expenses [Member]
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	345	202
General and administrative [Member]
Schedule of Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 1,192	$ 1,046